JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.4%
Air Freight & Logistics — 1.4%
FedEx Corp.	1,721	488,861

Automobiles — 2.8%
Tesla, Inc. *	1,402	936,438

Banks — 1.2%
SVB Financial Group *	790	389,758

Beverages — 2.6%
Boston Beer Co., Inc. (The), Class A *	248	298,675
Monster Beverage Corp. *	6,221	566,630

		865,305

Biotechnology — 4.4%
Alnylam Pharmaceuticals, Inc. *	132	18,651
Biogen, Inc. *	1,054	294,745
BioMarin Pharmaceutical, Inc. *	1,794	135,476
Exact Sciences Corp. *	1,582	208,476
Moderna, Inc. *	794	103,935
Regeneron Pharmaceuticals, Inc. *(a)	707	334,273
Seagen, Inc. *	2,837	393,974

		1,489,530

Capital Markets — 6.6%
Blackstone Group, Inc. (The), Class A	7,310	544,844
Charles Schwab Corp. (The)	10,225	666,433
MarketAxess Holdings, Inc.	578	287,549
Morgan Stanley	7,897	613,250
MSCI, Inc.	315	131,864

		2,243,940

Chemicals — 0.9%
Sherwin-Williams Co. (The)	391	288,341

Electrical Equipment — 1.6%
Rockwell Automation, Inc.	2,069	549,201

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	5,104	336,694

Entertainment — 1.5%
Netflix, Inc. *	494	257,752
Roku, Inc. *	157	51,211
Spotify Technology SA *	777	208,197

		517,160

Health Care Equipment & Supplies — 3.5%
ABIOMED, Inc. *	345	109,898
Align Technology, Inc. *	863	467,070
Dexcom, Inc. *	788	283,271
Intuitive Surgical, Inc. *	436	322,529

		1,182,768

Health Care Providers & Services — 3.3%
HCA Healthcare, Inc.	2,854	537,522
McKesson Corp.	2,985	582,255

		1,119,777

Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A *(a)	75	14,051
Chipotle Mexican Grill, Inc. *(a)	366	519,878

		533,929

Interactive Media & Services — 13.9%
Alphabet, Inc., Class C *	637	1,317,639
Facebook, Inc., Class A *	3,769	1,110,032
Match Group, Inc. *	3,290	451,928
Pinterest, Inc., Class A *	2,520	186,548
Snap, Inc., Class A *	14,535	760,009
Twitter, Inc. *	4,910	312,436
Zillow Group, Inc., Class C *(a)	4,186	542,686

		4,681,278

Internet & Direct Marketing Retail — 6.8%
Amazon.com, Inc. *	352	1,089,750
Booking Holdings, Inc. *	248	578,499
Etsy, Inc. *	413	83,310
MercadoLibre, Inc. (Argentina) *	161	237,464
Wayfair, Inc., Class A *(a)	961	302,601

		2,291,624

IT Services — 7.1%
Cognizant Technology Solutions Corp., Class A	4,428	345,947
Mastercard, Inc., Class A	1,138	405,256
MongoDB, Inc. *	116	31,049
PayPal Holdings, Inc. *	4,889	1,187,134
Shopify, Inc., Class A (Canada)*	7	7,635
Square, Inc., Class A *	1,672	379,537
Twilio, Inc., Class A *	157	53,500

		2,410,058

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	179	81,628

Machinery — 3.2%
Deere & Co.	2,930	1,096,043

Media — 1.0%
Discovery, Inc., Class A *(a)	7,398	321,522

Metals & Mining — 1.5%
Freeport-McMoRan, Inc. *	15,590	513,375

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	1,742	506,741

Road & Rail — 2.7%
Norfolk Southern Corp.	2,116	568,215
Uber Technologies, Inc. *	6,395	348,575

		916,790

Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc. *	4,347	341,263
ASML Holding NV (Registered), NYRS (Netherlands)	739	456,106
Cree, Inc. *	1,425	154,042
Enphase Energy, Inc. *	517	83,902
Lam Research Corp.	635	378,037
NVIDIA Corp.	447	238,542
QUALCOMM, Inc.	2,408	319,263
Texas Instruments, Inc.	2,758	521,234

		2,492,389

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Software — 7.7%
HubSpot, Inc. *	170	77,397
Microsoft Corp.	6,497	1,531,704
SS&C Technologies Holdings, Inc.	5,046	352,592
Synopsys, Inc. *	1,322	327,590
Trade Desk, Inc. (The), Class A *	136	88,495
Workday, Inc., Class A *	905	224,804

		2,602,582

Specialty Retail — 3.0%
AutoZone, Inc. *	157	221,037
Carvana Co. *	1,335	350,383
Lowe’s Cos., Inc.	2,359	448,653

		1,020,073

Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	15,866	1,938,088

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc. *	293	89,835
Tapestry, Inc. *	8,641	356,092

		445,927

TOTAL COMMON STOCKS (Cost $20,357,847)		32,259,820

SHORT-TERM INVESTMENTS — 6.1%
INVESTMENT COMPANIES — 5.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (b) (c) (Cost $1,691,831)	1,691,184	1,692,030

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (b) (c)	331,114	331,147
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (b) (c)	46,839	46,839

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $377,986)		377,986

TOTAL SHORT-TERM INVESTMENTS (Cost $2,069,817)		2,070,016

Total Investments — 101.5% (Cost $22,427,664)		34,329,836
Liabilities in Excess of Other Assets — (1.5)%		(494,426)

Net Assets — 100.0%		33,835,410

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

NYRS	New York Registry Shares

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $372,689.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$34,329,836	$—	$—	$34,329,836

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a)(b)	$1,084,362	$11,651,089	$11,042,995	$(29)	$(397)	$1,692,030	1,691,184	$1,530	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13%(a)(b)	1,102,899	2,712,800	3,484,304	(209)	(39)	331,147	331,114	1,207	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(a)(b)	96,805	2,260,435	2,310,401	—	—	46,839	46,839	35	—

Total	$2,284,066	$16,624,324	$16,837,700	$(238)	$(436)	$2,070,016		$2,772	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.